Calvert
Emerging Markets Advancement Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 88.1%

Security	Shares	Value
China — 26.7%
3SBio, Inc.(1)(2)	6,000	$ 7,420
51job, Inc. ADR(2)	185	14,387
Agile Group Holdings, Ltd.	12,000	15,551
Airtac International Group	2,000	77,040
Alibaba Group Holding, Ltd. ADR(2)	10,001	2,268,027
A-Living Smart City Services Co., Ltd., Class H(1)(3)	2,750	13,650
ANTA Sports Products, Ltd.	7,000	164,295
Autohome, Inc. ADR	1,007	64,408
Bank of Communications Co., Ltd., Class H	258,000	173,306
Baozun, Inc. ADR(2)(3)	300	10,632
BeiGene, Ltd.(2)	6,300	167,725
Beijing Enterprises Water Group, Ltd.(2)	30,000	11,366
BYD Co., Ltd., Class H	5,000	150,081
China CITIC Bank Corp, Ltd., Class H	169,000	80,014
China Communications Services Corp., Ltd., Class H	16,000	7,990
China Conch Venture Holdings, Ltd.	13,000	54,698
China Everbright Bank Co., Ltd., Class H	60,000	24,495
China Everbright Environment Group, Ltd.	19,000	10,767
China Galaxy Securities Co., Ltd., Class H	46,000	27,408
China Hongqiao Group, Ltd.	18,500	25,051
China International Capital Corp., Ltd., Class H(1)	19,600	52,709
China Jinmao Holdings Group, Ltd.	42,000	14,053
China Lesso Group Holdings, Ltd.	11,000	27,155
China Literature, Ltd.(1)(2)(3)	1,800	20,045
China Longyuan Power Group Corp., Ltd., Class H	22,000	37,878
China Medical System Holdings, Ltd.	8,000	21,027
China Mengniu Dairy Co., Ltd.(2)	26,000	157,073
China Merchants Bank Co., Ltd., Class H	38,500	327,950
China Minsheng Banking Corp., Ltd., Class H	79,000	37,818
China National Building Material Co., Ltd., Class H	46,000	54,015
China Resources Land, Ltd.	24,000	96,931
China Tower Corp, Ltd., Class H(1)	338,000	46,544
China Vanke Co., Ltd., Class H	10,700	33,443
China Yongda Automobiles Services Holdings, Ltd.	8,500	15,213
Chongqing Rural Commercial Bank Co., Ltd., Class H	31,000	12,251
Country Garden Holdings Co., Ltd.(3)	65,000	72,753
Country Garden Services Holdings Co., Ltd.	11,000	118,690
CSPC Pharmaceutical Group, Ltd.	57,600	83,200
Dali Foods Group Co., Ltd.(1)	17,500	10,429
ENN Energy Holdings, Ltd.	5,300	100,730
Far East Horizon, Ltd.	40,000	41,855
Fuyao Glass Industry Group Co., Ltd., Class H(1)	3,600	25,344
GDS Holdings, Ltd. ADR(2)	624	48,978
Geely Automobile Holdings, Ltd.	50,000	157,038
Genscript Biotech Corp.(2)	4,000	17,448
Security	Shares	Value
China (continued)
Great Wall Motor Co., Ltd., Class H	23,500	$ 75,730
Greentown Service Group Co., Ltd.	8,000	12,436
Guangdong Investment, Ltd.	20,000	28,726
Haidilao International Holding, Ltd.(1)(3)	7,000	36,860
Haitong Securities Co., Ltd., Class H	38,000	33,275
Hengan International Group Co., Ltd.	4,500	30,112
Huatai Securities Co., Ltd., Class H(1)	20,600	30,217
Huazhu Group, Ltd. ADR(2)	1,926	101,712
Innovent Biologics, Inc.(1)(2)	7,500	87,486
JD.com, Inc. ADR(2)	7,800	622,518
JOYY, Inc. ADR	586	38,658
Kingdee International Software Group Co., Ltd.(2)	16,000	54,190
Kingsoft Corp., Ltd.(3)	5,000	29,944
KWG Property Holding, Ltd.	9,500	12,705
Li Ning Co., Ltd.	15,500	189,074
Logan Group Co., Ltd.	8,000	11,966
Meituan, Class B(1)(2)	27,200	1,122,031
Minth Group, Ltd.	4,000	18,970
Momo, Inc. ADR	1,100	16,841
NetEase, Inc. ADR	3,279	377,905
New Oriental Education & Technology Group, Inc. ADR(2)	12,000	98,280
NIO, Inc. ADR(2)	6,533	347,556
Pinduoduo, Inc. ADR(2)	2,699	342,827
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	3,100	38,619
Postal Savings Bank of China Co., Ltd., Class H(1)	120,000	80,699
Seazen Group, Ltd.(2)	24,000	22,697
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	16,000	37,321
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	3,500	28,250
Shenzhen International Holdings, Ltd.	6,500	8,981
Shimao Group Holdings, Ltd.	8,000	19,598
Sinopharm Group Co., Ltd., Class H	7,200	21,360
Sunac China Holdings, Ltd.	21,000	72,010
Sunny Optical Technology Group Co., Ltd.	5,200	164,229
TAL Education Group ADR(2)	2,999	75,665
Tencent Holdings, Ltd.	34,800	2,620,178
Tingyi (Cayman Islands) Holding Corp.	16,000	31,943
Tongcheng Elong Holdings, Ltd.(2)	6,000	15,016
TravelSky Technology, Ltd., Class H	5,000	10,773
Trip.com Group, Ltd. ADR(2)	3,700	131,202
United Energy Group, Ltd.(2)(3)	88,000	12,693
Vipshop Holdings, Ltd. ADR(2)	3,993	80,179
Want Want China Holdings, Ltd.	42,000	29,739
Weibo Corp. ADR(2)(3)	500	26,310
Weichai Power Co., Ltd., Class H	11,000	24,423
WuXi AppTec Co., Ltd., Class H(1)	1,680	39,214
Wuxi Biologics Cayman, Inc.(1)(2)	23,500	430,292
Xinyi Solar Holdings, Ltd.	22,000	47,353

Calvert
Emerging Markets Advancement Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Yihai International Holding Ltd.(2)(3)	4,000	$ 26,864
Yum China Holdings, Inc.	3,373	223,461
Zai Lab, Ltd. ADR(2)	275	48,672
ZhongAn Online P&C Insurance Co., Ltd., Class H(1)(2)(3)	5,400	30,531
Zhongsheng Group Holdings, Ltd.	3,500	29,114
Zhuzhou CRRC Times Electric Co., Ltd., Class H(2)	3,900	23,036
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	10,200	10,677
		$13,179,999
Colombia — 2.2%
Banco Davivienda S.A., PFC Shares	9,637	$70,718
Bancolombia S.A.	25,396	178,645
Empresa de Energia de Bogota S.A. ESP	196,290	134,469
Grupo de Inversiones Suramericana S.A.	24,639	121,455
Grupo Nutresa S.A.	16,035	93,484
Interconexion Electrica S.A. ESP	31,732	187,280
Millicom International Cellular S.A. SDR(2)	7,142	282,984
		$1,069,035
Egypt — 3.3%
Commercial International Bank Egypt SAE(2)	486,437	$1,628,146
		$1,628,146
Greece — 7.0%
Eurobank Ergasias S.A.(2)	1,151,347	$1,162,122
Hellenic Telecommunications Organization S.A.	96,551	1,621,453
National Bank of Greece S.A.(2)	243,800	694,877
		$3,478,452
Hong Kong — 0.7%
Alibaba Health Information Technology, Ltd.(2)	28,000	$62,023
China Gas Holdings, Ltd.	25,600	77,985
China Resources Gas Group, Ltd.	8,000	47,978
Hutchmed China, Ltd. (2)	500	19,635
Kingboard Chemical Holdings, Ltd.	4,500	24,949
Kingboard Laminates Holdings, Ltd.	6,500	14,596
Nine Dragons Paper Holdings, Ltd.	13,000	16,669
Sino Biopharmaceutical, Ltd.	76,500	74,950
Sun Art Retail Group, Ltd.(3)	16,000	11,914
Yuexiu Property Co. Ltd.	9,600	10,114
Yuexiu Services Group, Ltd.(2)	1,254	896
		$361,709
Indonesia — 2.9%
Bank Central Asia Tbk PT	183,300	$381,210
Bank Jago Tbk PT(2)	80,100	75,318
Bank Mandiri Persero Tbk PT	323,400	131,849
Bank Negara Indonesia Persero Tbk PT	126,700	40,539
Security	Shares	Value
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	913,600	$ 248,403
Elang Mahkota Teknologi Tbk PT(2)	185,600	32,006
Indah Kiat Pulp & Paper Tbk PT	46,000	23,674
Indofood CBP Sukses Makmur Tbk PT	92,700	52,129
Kalbe Farma Tbk PT	326,400	31,555
Merdeka Copper Gold Tbk PT(2)	468,800	95,306
Sarana Menara Nusantara Tbk PT	343,700	29,418
Telkom Indonesia Persero Tbk PT	804,000	174,754
Tower Bersama Infrastructure Tbk PT	122,900	27,237
Unilever Indonesia Tbk PT	204,400	69,801
		$1,413,199
Malaysia — 3.7%
AMMB Holdings Bhd	18,400	$13,079
Axiata Group Bhd	44,200	39,854
CIMB Group Holdings Bhd	110,100	122,345
Dialog Group Bhd	61,500	42,835
DiGi.Com Bhd	53,800	53,548
Fraser & Neave Holdings Bhd	4,200	26,720
Gamuda Bhd(2)	73,200	55,217
HAP Seng Consolidated Bhd	18,400	34,596
Hartalega Holdings Bhd	44,300	78,458
Hong Leong Bank Bhd	12,600	56,836
Hong Leong Financial Group Bhd	3,100	13,304
IHH Healthcare Bhd	86,400	113,901
Inari Amertron Bhd	43,200	33,054
Kossan Rubber Industries	51,000	39,561
Kuala Lumpur Kepong Bhd	14,600	71,604
Malayan Banking Bhd	103,100	201,450
Malaysia Airports Holdings Bhd(2)	46,300	66,960
Maxis Bhd	37,800	39,984
Nestle Malaysia Bhd	1,300	41,756
Petronas Dagangan Bhd	7,000	31,377
Petronas Gas Bhd	11,300	42,195
PPB Group Bhd	19,600	86,416
Press Metal Aluminium Holdings Bhd	53,300	61,399
Public Bank Bhd	243,600	241,189
QL Resources Bhd	30,900	42,055
RHB Bank Bhd	27,900	36,304
Sime Darby Bhd	28,800	15,124
Supermax Corp. Bhd	29,100	23,131
Telekom Malaysia Bhd	21,700	31,740
TIME dotCom Bhd	3,700	12,533
Westports Holdings Bhd	34,500	34,994
		$1,803,519

Calvert
Emerging Markets Advancement Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	17,000	$ 14,694
Ayala Corp.	4,140	67,859
Bank of the Philippine Islands	13,400	24,332
BDO Unibank, Inc.	14,200	32,923
Globe Telecom, Inc.	320	12,057
GT Capital Holdings, Inc.	1,200	14,927
JG Summit Holdings, Inc.	34,305	43,696
Megaworld Corp.	145,000	9,597
PLDT, Inc.	775	20,486
SM Investments Corp.	3,600	73,763
SM Prime Holdings, Inc.	135,900	101,620
Universal Robina Corp.	6,700	19,837
		$435,791
South Korea — 16.4%
Alteogen, Inc.(2)	633	$47,022
AMOREPACIFIC Corp.	252	56,380
AMOREPACIFIC Group	251	14,273
BGF retail Co., Ltd.	183	29,186
Celltrion Pharm, Inc.(2)	336	46,887
Cheil Worldwide, Inc.	1,539	34,351
CJ CheilJedang Corp.	201	82,275
CJ Corp.	333	31,610
CJ ENM Co., Ltd.	94	15,243
Coway Co., Ltd.	528	36,842
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(2)	388	12,343
Dongsuh Cos., Inc.	726	19,635
Doosan Bobcat, Inc.(2)	551	23,505
Doosan Fuel Cell Co., Ltd.(2)	394	17,483
Doosan Heavy Industries & Construction Co., Ltd.(2)	1,942	41,016
Douzone Bizon Co., Ltd.	175	12,885
Ecopro BM Co., Ltd.	90	16,944
Fila Holdings Corp.	443	22,889
Genexine, Inc.(2)	422	33,688
Green Cross Corp.	129	37,663
GS Engineering & Construction Corp.	1,113	42,377
Hana Financial Group, Inc.	2,734	112,043
Hankook Tire & Technology Co., Ltd.	790	36,249
Hanmi Pharm Co., Ltd.	145	43,056
Hanmi Science Co., Ltd.	314	21,280
Hanon Systems	1,500	22,037
HLB, Inc.(2)	830	24,583
HMM Co., Ltd.(2)	3,408	132,862
Hotel Shilla Co., Ltd.	296	25,490
Hugel, Inc.(2)	160	34,111
Hyundai Engineering & Construction Co., Ltd.	1,225	63,414
Hyundai Glovis Co., Ltd.	218	40,448
Security	Shares	Value
South Korea (continued)
Hyundai Mobis Co., Ltd.	642	$ 166,491
Hyundai Motor Co.	1,408	299,596
Iljin Materials Co., Ltd.	250	16,189
Industrial Bank of Korea	2,763	25,791
Kakao Corp.	2,305	333,862
KB Financial Group, Inc.	3,733	185,269
KIWOOM Securities Co., Ltd.	127	14,757
KMW Co., Ltd.(2)	237	11,391
Korea Investment Holdings Co., Ltd.	502	45,926
KT Corp.	1,281	36,153
Kumho Petrochemical Co., Ltd.	193	37,604
LG Chem, Ltd.	430	324,689
LG Display Co., Ltd.(2)	2,188	47,563
LG Electronics, Inc.	917	132,767
LG Household & Health Care, Ltd.	78	122,001
LG Innotek Co., Ltd.	100	19,777
LG Uplus Corp.	2,080	28,359
Lotte Chemical Corp.	149	34,724
LS Corp.	183	11,490
Mando Corp.(2)	359	21,226
MedPacto, Inc.(2)	410	25,519
Mirae Asset Securities Co., Ltd.	3,998	33,481
NAVER Corp.	1,138	422,276
Netmarble Corp.(1)	206	24,492
Orion Corp. of Republic of Korea	538	56,616
Pan Ocean Co., Ltd.	2,871	21,769
POSCO	866	267,637
Samsung C&T Corp.	651	78,841
Samsung Electro-Mechanics Co., Ltd.	449	70,411
Samsung Electronics Co., Ltd.	38,304	2,742,035
Samsung Engineering Co., Ltd.(2)	3,110	65,924
Samsung Heavy Industries Co., Ltd.(2)	5,123	30,498
Samsung SDS Co., Ltd.	268	44,015
Samsung Securities Co., Ltd.	500	19,948
Seegene, Inc.	788	57,839
Shin Poong Pharmaceutical Co., Ltd.	753	57,627
Shinhan Financial Group Co., Ltd.	4,239	153,047
SK Chemicals Co., Ltd.	91	20,979
SK Hynix, Inc.	4,316	487,141
SK Materials Co., Ltd.	50	15,612
SK Telecom Co., Ltd.	322	91,507
SKC Co., Ltd.	230	32,413
Studio Dragon Corp.(2)	203	17,278
Woori Financial Group, Inc.	6,063	61,726
Yuhan Corp.	1,090	61,061
		$8,105,387

Calvert
Emerging Markets Advancement Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 16.9%
Accton Technology Corp.	4,000	$ 47,366
Acer, Inc.	26,000	27,325
Advantech Co., Ltd.	3,299	40,820
Ambarella, Inc.(2)	263	28,044
ASE Technology Holding Co., Ltd.	26,000	104,318
AU Optronics Corp.(2)	71,000	57,415
Catcher Technology Co., Ltd.	13,000	84,911
Cathay Financial Holding Co., Ltd.	62,000	119,873
Chailease Holding Co., Ltd.	10,400	75,555
Chang Hwa Commercial Bank, Ltd.	39,520	22,904
Cheng Shin Rubber Industry Co., Ltd.	14,000	23,473
Chicony Electronics Co., Ltd.	5,000	14,428
China Development Financial Holding Corp.	91,000	42,916
China Life Insurance Co., Ltd.	2,720	2,571
China Steel Corp.	161,000	228,645
Chroma ATE, Inc.	8,000	54,951
Chunghwa Telecom Co., Ltd.	33,000	134,662
Compal Electronics, Inc.	33,000	26,468
Compeq Manufacturing Co., Ltd.	8,000	12,060
CTBC Financial Holding Co., Ltd.	147,000	119,707
Delta Electronics, Inc.	16,000	173,822
E.Sun Financial Holding Co., Ltd.	87,455	82,551
Eclat Textile Co., Ltd.	2,000	47,091
Evergreen Marine Corp. Taiwan, Ltd.(2)	20,000	141,269
Far Eastern New Century Corp.	25,000	28,708
Far EasTone Telecommunications Co., Ltd.	13,000	30,134
Feng TAY Enterprise Co., Ltd.	4,000	35,091
First Financial Holding Co., Ltd.	72,100	58,723
Foxconn Technology Co., Ltd.	8,000	18,842
Fubon Financial Holding Co., Ltd.	59,000	156,413
Genius Electronic Optical Co., Ltd.	1,000	20,220
Globalwafers Co., Ltd.	2,000	65,941
Hiwin Technologies Corp.	4,244	60,093
Hotai Motor Co., Ltd.	3,000	66,099
Hua Nan Financial Holdings Co., Ltd.	52,801	34,954
Innolux Corp.(2)	67,000	49,842
Inventec Corp.	15,000	14,130
Largan Precision Co., Ltd.	1,000	111,192
Lien Hwa Industrial Holdings Corp.	7,000	12,561
Lite-On Technology Corp.	16,000	33,054
Macronix International Co., Ltd.	9,000	14,742
MediaTek, Inc.	12,000	413,835
Mega Financial Holding Co., Ltd.	76,000	89,601
Merida Industry Co., Ltd.	2,000	22,456
Micro-Star International Co., Ltd.	4,000	22,597
Nan Ya Printed Circuit Board Corp.	2,000	27,948
Nanya Technology Corp.	9,000	25,720
Security	Shares	Value
Taiwan (continued)
Nien Made Enterprise Co., Ltd.	2,000	$ 29,667
Novatek Microelectronics Corp.	4,000	71,492
Oneness Biotech Co., Ltd.(2)	2,000	16,694
Parade Technologies, Ltd.	1,000	49,626
Pou Chen Corp.	19,000	26,785
Powertech Technology, Inc.	6,000	23,135
President Chain Store Corp.	4,000	37,746
Quanta Computer, Inc.	22,000	69,050
Radiant Opto-Electronics Corp.	4,000	17,433
Realtek Semiconductor Corp.	4,000	72,460
Shanghai Commercial & Savings Bank, Ltd. (The)	23,000	37,329
Shin Kong Financial Holding Co., Ltd.	89,946	30,746
Simplo Technology Co., Ltd.	1,000	12,878
Sino-American Silicon Products, Inc.	5,000	34,639
SinoPac Financial Holdings Co., Ltd.	71,000	35,023
Synnex Technology International Corp.	10,000	18,264
Taishin Financial Holding Co., Ltd.	72,642	39,751
Taiwan Business Bank	28,350	9,616
Taiwan Cooperative Financial Holding Co., Ltd.	68,500	52,244
Taiwan High Speed Rail Corp.	8,000	8,582
Taiwan Mobile Co., Ltd.	11,000	40,266
Taiwan Semiconductor Manufacturing Co., Ltd.	163,000	3,510,699
Teco Electric and Machinery Co., Ltd.	32,000	38,107
Tripod Technology Corp.	4,000	19,375
Unimicron Technology Corp.	10,000	46,251
Uni-President Enterprises Corp.	34,000	89,282
United Microelectronics Corp.	96,000	182,045
Vanguard International Semiconductor Corp.	7,000	29,655
Voltronic Power Technology Corp.	1,050	50,652
Walsin Lihwa Corp.	54,000	56,697
Walsin Technology Corp.	6,000	48,936
Wan Hai Lines, Ltd.	9,000	103,567
Win Semiconductors Corp.	3,000	40,386
Winbond Electronics Corp.	21,000	26,217
Wistron Corp.	22,000	24,464
Wiwynn Corp.	1,000	35,771
WPG Holdings, Ltd.	11,000	20,178
Yageo Corp.	3,000	60,397
Yuanta Financial Holding Co., Ltd.	71,400	68,751
		$8,310,897
United Arab Emirates — 7.4%
Abu Dhabi Commercial Bank PJSC	149,192	$279,241
Abu Dhabi Islamic Bank PJSC	81,554	121,767
Abu Dhabi National Oil Co. for Distribution PJSC	134,701	158,877
Aldar Properties PJSC	207,599	215,979
Dubai Islamic Bank PJSC	97,535	128,078

Calvert
Emerging Markets Advancement Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates (continued)
Emaar Malls PJSC(2)	107,764	$ 59,900
Emirates NBD Bank PJSC	132,435	477,752
Emirates Telecommunications Group Co. PJSC	93,728	561,274
First Abu Dhabi Bank PJSC	235,374	1,070,341
International Holdings Co. PJSC(2)	17,667	572,198
		$ 3,645,407
Total Common Stocks (identified cost $31,698,000)		$43,431,541

Short-Term Investments — 11.2%

Affiliated Fund — 11.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	5,489,344	$ 5,489,344
Total Affiliated Fund (identified cost $5,489,344)		$ 5,489,344

Securities Lending Collateral — 0.0%(5)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(6)	14,877	$ 14,877
Total Securities Lending Collateral (identified cost $14,877)		$ 14,877
Total Short-Term Investments (identified cost $5,504,221)		$ 5,504,221

Total Investments — 99.3% (identified cost $37,202,221)	$48,935,762
Other Assets, Less Liabilities — 0.7%	$ 330,609
Net Assets — 100.0%	$49,266,371

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $2,096,582 or 4.3% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $313,420 and the total market value of the collateral received by the Fund was $331,786, comprised of cash of $14,877 and U.S. government and/or agencies securities of $316,909.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(5)	Amount is less than 0.05%.
(6)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	20.8%
Information Technology	19.8
Consumer Discretionary	15.2
Communication Services	14.9
Health Care	4.0
Industrials	3.9
Consumer Staples	3.8
Materials	2.5
Real Estate	1.6
Utilities	1.4
Energy	0.2
Total	88.1%

Calvert
Emerging Markets Advancement Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	262,529	EUR	220,026	Goldman Sachs International	7/9/21	$1,593	$ —
USD	1,075,417	EUR	900,000	Standard Chartered Bank	7/9/21	8,080	—
USD	2,621,923	EUR	2,152,143	UBS AG	7/9/21	69,632	—
AED	246,000	USD	66,939	Standard Chartered Bank	5/31/22	26	—
USD	119,957	AED	443,000	Standard Chartered Bank	5/31/22	—	(634)
USD	346,596	AED	1,275,750	Standard Chartered Bank	5/31/22	—	(681)
USD	404,754	AED	1,495,000	Standard Chartered Bank	5/31/22	—	(2,206)
USD	1,035,295	AED	3,825,000	Standard Chartered Bank	5/31/22	—	(5,924)
USD	653,399	AED	2,400,000	Standard Chartered Bank	4/19/23	806	—
						$80,137	$(9,445)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	26	Long	9/17/21	$1,774,240	$16,516
SGX NIFTY 50 Index	75	Long	7/29/21	2,362,050	(20,329)
					$(3,813)

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

Currency Abbreviations:
AED	– United Arab Emirates Dirham
EUR	– Euro
USD	– United States Dollar
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended June 30, 2021, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2021, the Fund entered into forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Calvert
Emerging Markets Advancement Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the value of the Fund's investment in affiliated funds was $5,489,344, which represents 11.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$4,546,415	$19,531,123	$(18,587,731)	$(348)	$(115)	$5,489,344	$3,431	5,489,344
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$4,938,218	$8,241,781	$ —	$13,179,999
Colombia	786,051	282,984	—	1,069,035
Egypt	—	1,628,146	—	1,628,146
Greece	—	3,478,452	—	3,478,452
Hong Kong	20,531	341,178	—	361,709
Indonesia	—	1,413,199	—	1,413,199
Malaysia	—	1,803,519	—	1,803,519
Philippines	—	435,791	—	435,791
South Korea	—	8,105,387	—	8,105,387
Taiwan	28,044	8,282,853	—	8,310,897
United Arab Emirates	—	3,645,407	—	3,645,407
Total Common Stocks	$5,772,844	$37,658,697(1)	$ —	$43,431,541
Short-Term Investments:
Affiliated Fund	$ —	$5,489,344	$ —	$5,489,344
Securities Lending Collateral	14,877	—	—	14,877
Total Investments	$5,787,721	$43,148,041	$ —	$48,935,762
Forward Foreign Currency Exchange Contracts	$ —	$80,137	$ —	$80,137
Futures Contracts	16,516	—	—	16,516
Total	$5,804,237	$43,228,178	$ —	$49,032,415
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(9,445)	$ —	$(9,445)

Calvert
Emerging Markets Advancement Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Liability Description
Futures Contracts	$ —	$(20,329)	$ —	$(20,329)
Total	$ —	$(29,774)	$ —	$(29,774)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.